Commitments (Summary of Minimum Future Commitments Under Contractual Agreements) (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of commitments [Line Items]
Total	$ 17,768
Lease Commitments	1,375
Long-term debt	13,071
Purchase Commitments	2,732
Capital Commitments	81
Other Commitments	509
Not later than one year [Member]
Disclosure of commitments [Line Items]
Total	3,549
Lease Commitments	313
Long-term debt	890
Purchase Commitments	2,091
Capital Commitments	72
Other Commitments	183
Later than one year and not later than three years [Member]
Disclosure of commitments [Line Items]
Total	2,221
Lease Commitments	423
Long-term debt	1,163
Purchase Commitments	488
Capital Commitments	9
Other Commitments	138
Later than three years and not later than five years [Member]
Disclosure of commitments [Line Items]
Total	2,038
Lease Commitments	227
Long-term debt	1,678
Purchase Commitments	42
Capital Commitments	0
Other Commitments	91
Over 5 years [Member]
Disclosure of commitments [Line Items]
Total	9,960
Lease Commitments	412
Long-term debt	9,340
Purchase Commitments	111
Capital Commitments	0
Other Commitments	$ 97